Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expense	Presented in the table below is the stock-based compensation expense recorded in O&M expense in the accompanying Consolidated Statements of Operations for the years ended December 31:

	2025	2024	2023
RSUs and PSUs	$30	$34	$23
Nonqualified employee stock purchase plan	2	2	2

Stock-based compensation	32	36	25
Income tax benefit	(7)	(8)	(6)

Stock-based compensation expense, net of tax	$25	$28	$19

Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock unit activity
Presented in the table below is RSU and director stock unit activity for the year ended December 31, 2025:

	Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Non-vested total as of December 31, 2024	75	$131.20
Granted	95	129.42
Vested	(60)	133.39
Forfeited	(11)	127.01

Non-vested total as of December 31, 2025	99	$128.63

Performance Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock unit activity
Presented in the table below is PSU activity for the year ended December 31, 2025:

	Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Non-vested total as of December 31, 2024	322	$130.04
Granted	211	128.59
Vested	(74)	147.45
Forfeited	(81)	106.41

Non-vested total as of December 31, 2025	378	$130.93

Schedule of weighted average assumptions	Presented in the table below are the weighted average assumptions used in the Monte Carlo simulation and the weighted average grant date fair values of PSUs granted for the years ended December 31:

	2025	2024	2023
Expected volatility	23.25%	22.98%	25.45%
Risk-free interest rate	4.27%	4.39%	4.31%
Expected life (years)	3.0	3.0	3.0
Grant date fair value per share	$118.29	$118.95	$168.00